Financial Assets And Liabilities - Additional Information (Detail) - USD ($)					12 Months Ended
	Oct. 04, 2022	Feb. 13, 2019	Aug. 15, 2017	Aug. 01, 2017	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 29, 2024	Jul. 21, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Inflation retail price indices					117.80%	211.40%
Inflation wholesale price index					1219.00%	814.00%
Cashless exercises of warrant							$ 32,144,000
Number of shares outstanding	3,215,483				95,285,453	95,355,432	88,406,480			88,629,879
Central Bank of Argentina [Member] | Communiqu A 7552, as supplemented [Member]
Disclosure of detailed information about financial instruments [line items]
Minimum annual cap for payments to creditors									$ 100,000,000
USD
Disclosure of detailed information about financial instruments [line items]
variable interest rate					7.42%	9.32%	4.55%
ARS
Disclosure of detailed information about financial instruments [line items]
variable interest rate					2.00%		36.31%
Average interest rate					41.98%	3.37%	41.42%
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Indebtedness subject to variable interest rates						4.00%
Market comparable prices [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of argentine peso depreciated					28.00%	356.00%
Series A warrants [member]
Disclosure of detailed information about financial instruments [line items]
Warrants issued		5,000,000	65,000,000
Warrants issued, exercise price per share		$ 11.5	$ 11.5
Proceeds From Issuance Of Warrants 1			$ 18,000
Series A warrants [member] | Sponsor [member]
Disclosure of detailed information about financial instruments [line items]
Warrants issued				29,680,000
Warrants issued, exercise price per share				$ 11.5
Proceeds From Issuance Of Warrants 1				$ 14,840,000
Series A shares [Member]
Disclosure of detailed information about financial instruments [line items]
Cashless exercises of warrant	$ 32,894,000
Shares issued on exercise of warrants	3,215,483
Number of shares outstanding						1,176,811	2,038,643
Notes Program [member]
Disclosure of detailed information about financial instruments [line items]
Total capital amount of debt securities								$ 3,000,000,000